Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employee 401(k) plan, matching contribution	$ 84	$ 67	$ 63